Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000005520
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,072	$ 10,170	$ 10,185	$ 10,137	$ 10,172	$ 10,230	$ 10,246	$ 10,243	$ 10,222	$ 10,247	$ 10,281	$ 10,364	$ 10,515	$ 10,668	$ 10,754	$ 10,815	$ 10,607	$ 11,088	$ 11,207	$ 11,325	$ 11,367	$ 11,384	$ 11,397	$ 11,339	$ 11,049	$ 10,884	$ 10,737	$ 10,827	$ 10,977	$ 10,968	$ 11,061	$ 11,362	$ 11,448	$ 11,572	$ 11,900	$ 11,926	$ 12,129	$ 12,285	$ 12,445	$ 12,607
C000005521
Account Value [Line Items]
Accumulated Value	10,000	10,067	10,158	10,167	10,112	10,142	10,194	10,204	10,194	10,167	10,185	10,234	10,289	10,432	10,578	10,656	10,710	10,497	10,967	11,079	11,188	11,223	11,233	11,239	11,174	10,880	10,710	10,558	10,640	10,781	10,765	10,850	11,138	11,215	11,330	11,645	11,662	11,854	11,999	12,148	12,298
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,303	10,531	10,580	10,265	10,349	10,498	10,587	10,628	10,473	10,456	10,458	10,630	10,942	11,279	11,535	11,556	11,920	12,265	12,341	12,424	12,005	12,224	12,231	12,232	11,506	10,966	10,445	10,641	10,956	10,863	10,512	11,229	11,142	11,149	11,728	11,369	11,685	11,826	12,067	12,199
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,303	10,531	10,580	10,265	10,349	10,498	10,587	10,628	10,473	10,456	10,458	10,630	10,942	11,279	11,535	11,556	11,920	12,265	12,341	12,424	12,005	12,224	12,231	12,232	11,506	10,966	10,445	10,641	10,956	10,863	10,512	11,229	11,142	11,149	11,728	11,369	11,685	11,826	12,067	12,199
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value	10,000	10,098	10,165	10,168	10,128	10,169	10,201	10,235	10,214	10,193	10,222	10,256	10,377	10,502	10,658	10,732	10,795	10,977	11,106	11,132	11,155	11,150	11,155	11,165	11,102	10,826	10,758	10,599	10,693	10,854	10,814	10,893	11,186	11,233	11,340	11,676	11,673	11,863	12,014	12,157	12,297
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,098	$ 10,165	$ 10,168	$ 10,128	$ 10,169	$ 10,201	$ 10,235	$ 10,214	$ 10,193	$ 10,222	$ 10,256	$ 10,377	$ 10,502	$ 10,658	$ 10,732	$ 10,795	$ 10,977	$ 11,106	$ 11,132	$ 11,155	$ 11,150	$ 11,155	$ 11,165	$ 11,102	$ 10,826	$ 10,758	$ 10,599	$ 10,693	$ 10,854	$ 10,814	$ 10,893	$ 11,186	$ 11,233	$ 11,340	$ 11,676	$ 11,673	$ 11,863	$ 12,014	$ 12,157	$ 12,297